LEASES (Schedule of Lease Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	$ 238		$ 302
Exchange rate differences	152		160
CPI expenses on lease liabilities and right-of-use assets	(1)		1
Depreciation expenses on right-of-use assets	758		767
Income due to removal of lease liabilities and right-of-use assets		[1]	$ (2)

[1]	Represents an amount lower than $1